Investments (Details) - Schedule of gross realized gains and gross realized losses - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Gross Realized Gains And Gross Realized Losses Abstract
Gross realized gains
Gross realized losses	$ (91)	$ (6)	$ (147)	$ (1)